LONG-TERM LOANS FROM BANKS (Narrative) (Details) In Thousands, unless otherwise specified	Dec. 31, 2012 USD ($)	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2012 Credit facility [Member] ILS	Dec. 31, 2012 Company and its subsidiaries [Member]	Dec. 31, 2011 Company and its subsidiaries [Member]	Dec. 31, 2010 Company and its subsidiaries [Member]
Minimum ratio of shareholders' equity to consolidated assets	20.00%
Minimum shareholders' equity	$ 20,000			50,000
Maximum debt ratio	2.5	2.5	2.5	5.5	4	4	4
Minimum ratio of annual EBITDA to current maturities				1.00%